Earnings per share (Tables)	6 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of earnings per share

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
Profit for the period (£’000)	35,007	26,770	36,135	33,416
Basic earnings per share (pence)	21.27	16.27	21.96	20.31
Diluted earnings per share (pence)	21.25	16.26	21.94	20.29

Schedule of weighted average number of shares

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares (thousands)	40,573	40,526	40,573	40,526
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	164,573	164,526	164,573	164,526
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares	173	137	164	137
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	164,746	164,663	164,737	164,663